EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Basic
Net income	$ 2,156	$ 1,579
Less: net income attributable to participating securities	(45)
Net income available to common shareholders	2,111	1,579
Weighted average common shares outstanding	3,359,638	3,372,375
Less: Average unallocated ESOP shares	(256,291)	(267,238)
Less: Average participating shares	(61,753)
Average shares	3,041,594	3,105,137
Basic earnings per common share	$ 0.69	$ 0.51
Diluted
Net income	$ 2,111	$ 1,579
Weighted average common shares outstanding for basic earnings per common share	3,041,594	3,105,137
Add: Dilutive effects of assumed exercises of stock options
Average shares and dilutive potential common shares	3,041,594	3,105,137
Diluted earnings per common share	$ 0.69	$ 0.51
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	290,000